UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810

                             Oppenheimer Global Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 Shares            Value
                                                               ----------     ---------------
COMMON STOCKS -- 98.0%
CONSUMER DISCRETIONARY -- 17.5%
AUTOMOBILES -- 1.8%
Bayerische Motoren Werke (BMW) AG                               2,413,298     $    75,778,620
Toyota Motor Corp.                                              2,048,812          67,011,666
                                                                              ---------------
                                                                                  142,790,286

HOTELS, RESTAURANTS & LEISURE -- 3.4%
Aristocrat Leisure Ltd.                                         1,845,743           5,200,150
Carnival Corp.                                                  4,338,032         105,500,938
International Game Technology                                   1,842,161          21,903,294
McDonald's Corp.                                                2,064,900         128,416,131
Shuffle Master, Inc. (1)                                        2,338,200          11,597,472
                                                                              ---------------
                                                                                  272,617,985

HOUSEHOLD DURABLES -- 1.4%
Sony Corp.                                                      5,354,428         116,310,192
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Sega Sammy Holdings, Inc.                                       2,342,200          27,157,329
MEDIA -- 3.2%
Dish TV India Ltd. (1)                                         10,934,339           4,536,713
Grupo Televisa SA, Sponsored GDR                                6,525,638          97,493,032
Sirius XM Radio, Inc. (1)                                      49,490,123           5,938,815
Walt Disney Co. (The)                                           4,983,200         113,068,808
Wire & Wireless India Ltd. (1)                                  9,886,622           2,515,669
Zee Entertainment Enterprises Ltd.                             11,679,184          33,913,109
                                                                              ---------------
                                                                                  257,466,146

SPECIALTY RETAIL -- 4.2%
Hennes & Mauritz AB, Cl. B                                      3,622,606         143,006,542
Industria de Diseno Textil SA                                   2,755,000         122,357,271
Tiffany & Co.                                                   3,347,778          79,107,994
                                                                              ---------------
                                                                                  344,471,807

TEXTILES, APPAREL & LUXURY GOODS -- 3.2%
Bulgari SpA                                                     7,237,700          45,404,660
Burberry Group plc                                              6,030,519          19,620,272
LVMH Moet Hennessey Louis Vuitton                               2,130,510         143,825,599
Tod's SpA                                                       1,185,704          50,177,009
                                                                              ---------------
                                                                                  259,027,540

CONSUMER STAPLES -- 9.6%
BEVERAGES -- 2.4%
Diageo plc                                                      3,649,949          51,505,470
Fomento Economico Mexicano SA de CV, UBD                       32,070,938          96,738,567
Grupo Modelo SA de CV, Series C                                14,222,376          45,594,502
                                                                              ---------------
                                                                                  193,838,539

FOOD & STAPLES RETAILING -- 3.7%
Seven & I Holdings Co. Ltd.                                     1,937,863          66,339,429
Tesco plc                                                      17,677,470          93,427,237
Wal-Mart Stores, Inc.                                           2,579,900         144,629,194
                                                                              ---------------
                                                                                  304,395,860

                           1 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 Shares            Value
                                                               ----------     ---------------
FOOD PRODUCTS -- 0.9%
Cadbury plc                                                     7,971,754     $    70,792,488
HOUSEHOLD PRODUCTS -- 2.6%
Colgate-Palmolive Co.                                           1,503,000         103,015,620
Hindustan Unilever Ltd.                                         3,806,297          19,658,486
Reckitt Benckiser Group plc                                     2,302,709          87,024,160
                                                                              ---------------
                                                                                  209,698,266

ENERGY -- 4.7%
ENERGY EQUIPMENT & SERVICES -- 1.7%
Technip SA                                                      2,209,140          68,003,160
Transocean Ltd. (1)                                             1,530,558          72,318,866
                                                                              ---------------
                                                                                  140,322,026

OIL, GAS & CONSUMABLE FUELS -- 3.0%
BP plc, ADR                                                     1,650,158          77,128,385
Husky Energy, Inc.                                              3,569,066          90,554,013
Total SA                                                        1,385,922          75,918,747
                                                                              ---------------
                                                                                  243,601,145

FINANCIALS -- 11.2%
CAPITAL MARKETS -- 1.6%
3i Group plc                                                    4,168,420          16,658,714
Credit Suisse Group AG                                          4,101,598         112,226,630
                                                                              ---------------
                                                                                  128,885,344

COMMERCIAL BANKS -- 3.2%
HSBC Holdings plc                                               9,967,950          95,685,304
ICICI Bank Ltd., Sponsored ADR                                     38,800             746,900
Royal Bank of Scotland Group plc (The)                         28,196,955          20,678,068
Societe Generale, Cl. A                                           969,973          49,361,784
Sumitomo Mitsui Financial Group, Inc.                              20,208          90,985,660
                                                                              ---------------
                                                                                  257,457,716

CONSUMER FINANCE -- 0.9%
SLM Corp. (1)                                                   7,807,224          69,484,294
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
Citigroup, Inc.                                                 2,435,500          16,342,205
CME Group, Inc.                                                    41,200           8,574,132
Investor AB, B Shares                                           5,855,746          89,022,397
                                                                              ---------------
                                                                                  113,938,734

INSURANCE -- 4.1%
AFLAC, Inc.                                                     2,141,000          98,143,440
Allianz SE                                                      1,059,411         114,021,823
Prudential plc                                                 10,643,859          65,737,273
Sony Financial Holdings, Inc.                                       9,281          35,613,449
XL Capital Ltd., Cl. A                                          5,617,300          20,784,010
                                                                              ---------------
                                                                                  334,299,995

HEALTH CARE -- 7.8%
BIOTECHNOLOGY -- 1.2%
Acadia Pharmaceuticals, Inc. (1)                                1,335,500           1,201,950
Basilea Pharmaceutica AG (1)                                      114,144          16,077,790
InterMune, Inc. (1)                                             1,214,900          12,853,642

                           2 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 Shares            Value
                                                                ---------     ---------------
BIOTECHNOLOGY CONTINUED
NicOx SA (1)                                                      949,512     $    10,418,794
Regeneron Pharmaceuticals, Inc. (1)                               801,562          14,716,678
Seattle Genetics, Inc. (1)                                      2,258,068          20,187,128
Theravance, Inc. (1)                                            1,996,345          24,734,715
                                                                              ---------------
                                                                                  100,190,697

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Swiss Medical SA (1,2,3)                                          960,000          21,429,068
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
Aetna, Inc.                                                     2,735,699          77,967,422
WellPoint, Inc. (1)                                               741,365          31,233,707
                                                                              ---------------
                                                                                  109,201,129

PHARMACEUTICALS -- 4.9%
Roche Holding AG                                                1,533,907         235,710,268
Sanofi-Aventis SA                                               1,304,253          83,234,531
Shionogi & Co. Ltd.                                             3,020,380          77,518,484
                                                                              ---------------
                                                                                  396,463,283

INDUSTRIALS -- 14.7%
AEROSPACE & DEFENSE -- 4.6%
Boeing Co.                                                        938,584          40,049,379
Empresa Brasileira de Aeronautica SA, ADR                       3,347,196          54,258,047
European Aeronautic Defense & Space Co.                         5,747,128          97,492,865
Lockheed Martin Corp.                                             686,110          57,688,129
Northrop Grumman Corp.                                            917,500          41,324,200
Raytheon Co.                                                    1,627,284          83,056,575
                                                                              ---------------
                                                                                  373,869,195

AIR FREIGHT & LOGISTICS -- 0.8%
TNT NV                                                          3,377,200          65,173,540
BUILDING PRODUCTS -- 1.4%
Assa Abloy AB, Cl. B                                            9,653,371         110,653,196
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
Secom Co. Ltd.                                                  1,499,900          77,198,186
ELECTRICAL EQUIPMENT -- 1.3%
Emerson Electric Co.                                            1,777,520          65,075,007
Mitsubishi Electric Corp.                                       6,538,000          40,881,280
                                                                              ---------------
                                                                                  105,956,287

INDUSTRIAL CONGLOMERATES -- 5.2%
3M Co.                                                          1,842,400         106,011,696
Koninklijke (Royal) Philips Electronics NV                      5,266,921         102,926,350
Siemens AG                                                      2,786,387         210,138,089
                                                                              ---------------
                                                                                  419,076,135

MACHINERY -- 0.4%
Fanuc Ltd.                                                        486,100          34,544,295
INFORMATION TECHNOLOGY -- 27.8%
COMMUNICATIONS EQUIPMENT -- 7.3%
Corning, Inc.                                                   7,294,898          69,520,378
Juniper Networks, Inc. (1)                                      8,748,792         153,191,348
Tandberg ASA                                                    4,205,162          46,657,783

                          3 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                  Shares           Value
                                                                ----------     ---------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, B Shares                       41,585,207     $   322,203,717
                                                                               ---------------
                                                                                   591,573,226

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.8%
Hoya Corp.                                                       3,827,716          66,443,156
Keyence Corp.                                                      377,551          77,246,230
Kyocera Corp.                                                      597,800          43,091,992
Murata Manufacturing Co. Ltd.                                    2,319,204          90,842,281
Nidec Corp.                                                        642,308          24,958,615
                                                                               ---------------
                                                                                   302,582,274

INTERNET SOFTWARE & SERVICES -- 1.4%
eBay, Inc. (1)                                                   8,264,808         115,376,720
IT SERVICES -- 3.1%
Automatic Data Processing, Inc.                                  3,484,800         137,092,032
Infosys Technologies Ltd.                                        4,724,693         109,458,277
                                                                               ---------------
                                                                                   246,550,309

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.9%
Altera Corp.                                                     5,076,218          84,823,603
Cree, Inc. (1)                                                   2,226,012          35,326,810
Linear Technology Corp.                                          2,027,030          44,837,904
Maxim Integrated Products, Inc.                                  4,964,155          56,690,650
MediaTek, Inc.                                                  10,561,111          71,327,374
Taiwan Semiconductor Manufacturing Co. Ltd.                     52,017,920          71,183,322
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                 4,277,831          33,794,865
                                                                               ---------------
                                                                                   397,984,528
SOFTWARE -- 7.3%
Adobe Systems, Inc. (1)                                          4,813,154         102,472,049
Intuit, Inc. (1)                                                 5,703,830         135,694,116
Microsoft Corp.                                                  7,252,602         140,990,583
Nintendo Co. Ltd.                                                  186,900          71,750,618
SAP AG                                                           3,968,356         141,798,855
                                                                               ---------------
                                                                                   592,706,221

TELECOMMUNICATION SERVICES -- 3.8%
WIRELESS TELECOMMUNICATION SERVICES -- 3.8%
KDDI Corp.                                                          22,222         158,151,589
SK Telecom Co. Ltd., ADR                                         2,264,607          41,170,555
Turkcell Iletisim Hizmetleri AS, ADR                             1,911,500          27,869,670
Vodafone Group plc                                              40,318,619          82,337,349
                                                                               ---------------
                                                                                   309,529,163

UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.9%
Fortum Oyj                                                       3,473,300          74,961,312
                                                                               ---------------
Total Common Stocks (Cost $9,502,023,366)                                        7,931,574,456

PREFERRED STOCKS -- 1.6%
Bayerische Motoren Werke (BMW) AG, Preference                      895,898          17,938,891
Companhia de Bebidas das Americas, ADR, Preference               1,397,610          61,928,099
Porsche Automobil Holding, Preference                              515,593          41,051,096

                          4 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Shares                 Value
                                                                ------         ----------------
Schering-Plough Corp., 6% Cv.                                   33,250         $      5,802,125
                                                                               ----------------
Total Preferred Stocks (Cost $71,178,716)                                           126,720,211

                                                                  Units
                                                                ----------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Dish TV India Ltd. Rts., Strike Price 22INR, Exp.
1/9/09 (1,2)
(Cost $0)                                                       13,230,550              110,489

                                                                   Principal
                                                                    Amount
                                                                ---------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.1%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15
(Cost $12,254,000)                                              $    12,254,000       7,566,845

                                                                  Shares
                                                                ----------
INVESTMENT COMPANY -- 0.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
1.96% (3,4) (Cost $16,626,634)                                  16,626,634           16,626,634

Total Investments, at Value (Cost $9,602,082,716)                     99.9%       8,082,598,635
Other Assets Net of Liabilities                                        0.1            6,399,869
                                                                ------------   ----------------
Net Assets                                                           100.0%    $  8,088,998,504
                                                                ============   ================

Strike Price is reported in the following currency:

INR                Indian Rupee

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2008 was $21,539,557, which represents 0.27% of the Fund's net assets, of which $21,429,068 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                            Acquisition                                        Unrealized
    Security                   Dates             Cost            Value        Depreciation
----------------          ---------------    ------------    -------------    ------------
Swiss Medical SA          5/19/94-7/10/02    $ 30,390,000    $  21,429,068    $  8,960,932

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  Shares            Gross          Gross            Shares
                                                           September 30, 2008     Additions      Reductions    December 31, 2008
                                                           ------------------    -----------    -----------    -----------------
OFI Liquid Assets Fund, LLC                                                --    331,985,050    331,985,050                   --
Oppenheimer Institutional Money Market Fund, Cl. E                         --    184,839,288    168,212,654           16,626,634
Swiss Medical SA                                                      960,000             --             --              960,000

                                                                                                       Value            Income
                                                                                                  ---------------    -----------
OFI Liquid Assets Fund, LLC                                                                       $            --    $   366,976 (a)
Oppenheimer Institutional Money Market Fund, Cl. E                                                     16,626,634         54,096
Swiss Medical SA                                                                                       21,429,068             --
                                                                                                  ---------------    -----------
                                                                                                  $    38,055,702    $   421,072
                                                                                                  ===============    ===========

---------------
a. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

4. Rate shown is the 7-day yield as of December 31, 2008.

                          5 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

Valuation Description                                        Investments in Securities        Other Financial Instruments*
----------------------------------------------               -------------------------        ----------------------------
Level 1 -- Quoted Prices                                     $           3,294,844,903        $                         --
Level 2 -- Other Significant Observable Inputs                           4,766,324,664                                  --
Level 3 -- Significant Unobservable Inputs                                  21,429,068                                  --
                                                             -------------------------        ----------------------------
      Total                                                  $           8,082,598,635        $                         --
                                                             =========================        ============================

---------------
* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                                             Value         Percent
------------------------                                                  ----------------    -------
United States                                                             $  2,660,153,228       32.9%
Japan                                                                        1,166,044,451       14.4
United Kingdom                                                                 680,594,720        8.4
Sweden                                                                         664,885,852        8.2
Germany                                                                        600,727,374        7.4
France                                                                         528,255,480        6.5
Switzerland                                                                    364,014,688        4.5
Mexico                                                                         239,826,101        3.0
Taiwan                                                                         176,305,561        2.2
India                                                                          170,939,643        2.1
The Netherlands                                                                168,099,890        2.1
Spain                                                                          122,357,271        1.5
Brazil                                                                         116,186,146        1.4
Italy                                                                           95,581,669        1.2
Canada                                                                          90,554,013        1.1
Finland                                                                         74,961,312        0.9
Norway                                                                          46,657,783        0.6
Korea, Republic of South                                                        41,170,555        0.5
Turkey                                                                          27,869,670        0.4
Argentina                                                                       21,429,068        0.3
Cayman Islands                                                                  20,784,010        0.3
Australia                                                                        5,200,150        0.1
                                                                          ----------------    -------
TOTAL                                                                     $  8,082,598,635      100.0%
                                                                          ================    =======

                          6 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                          7 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities

                          8 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $     9,637,909,045
                                             ===================

Gross unrealized appreciation                $     1,086,941,680
Gross unrealized depreciation                     (2,640,941,421)
                                             -------------------
Net unrealized depreciation                  $    (1,553,999,741)
                                             ===================

                          9 | OPPENHEIMER GLOBAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Oppenheimer Global Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009